Summary of Significant Accounting Policies - Summary of Contract Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Contract with Customer, Asset and Liability [Abstract]
Contract liabilities	¥ 87,064	$ 11,928	¥ 82,788